Post-Employment Benefit Obligations (Details) - Schedule of movements in defined benefit obligations - Present value of defined benefit obligation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-Employment Benefit Obligations (Details) - Schedule of movements in defined benefit obligations [Line Items]
Obligations, beginning of year	$ 33,646	$ 34,024
Current service costs	857	929
Interest costs	899	845
Benefits paid	(1,243)	(1,169)
Actuarial gain	(8,507)	(983)
Obligations, end of year	$ 25,652	$ 33,646